Convertible Debentures	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible Debentures

10. Convertible Debentures

On September 30, 2019, the Company closed an unbrokered private placement of convertible debt, issuing $123,095 ($163,000 CAD) in debentures to two investors. The convertible debentures bear interest at 10% per annum, payable annually in advance. They are convertible any time during the term of the debenture into units (each unit consists of one share and one warrant; each warrant can acquire one share at an exercise price of $0.20 USD or $0.25 CAD per share, based on the currency initially subscribed) at a conversion price of $0.12 USD or $0.15 CAD per unit, based on the currency initially subscribed. The convertible debt was set to mature on September 30, 2021 and was secured by a general security agreement over the assets of the Company. As noted below, the note was converted during the year ended December 31, 2021.

As the September 30, 2019 convertible debt included an embedded conversion feature denominated in Canadian dollars, the debt was determined to be a financial instrument comprising an embedded derivative representing the conversion feature with a residual host debt component. On initial recognition, the Company used the residual value method to allocate the principal amount of the debentures between the embedded derivative conversion feature and host debt components. The conversion feature was valued first with the residual allocated to the host debt component.

On initial recognition the Company recognized a derivative liability of $81,956 and an offsetting convertible debt discount of $81,956.

The fair value of the conversion features was determined based on the Black-Scholes Option Pricing Model using the following weighted average assumptions:

2020
Risk-free interest rate	0.13%
Expected life (years)	1.01
Expected volatility	228%
Dividend yield	0%

On July 1, 2020, the Company amended the conversion price of the convertible debentures. Under the amended terms, they are convertible any time during the term of the debenture into units (each unit consists of one share and one warrant; each warrant can acquire one share at an exercise price of $0.12 CAD per share, or approximately US$0.09 per share) at a conversion price of $0.075 CAD per unit (approximately US$0.06 per unit). In accordance with ASC 470-50-40-10, the carrying value of the debt of $90,264 was considered to be extinguished and a new issuance of $120,295 was recognized. A loss of $30,031 was recognized on the extinguishment.

On initial recognition of the convertible debt amended on July 1, 2020, the Company recognized a derivative liability of $132,184 and an offsetting convertible debt discount of $120,295. As the fair value of the derivative liability is higher than the carrying value of the debt of $120,095, the difference has been recognized as a loss on the extinguishment of the debt of $11,889.

On September 15, 2020, debt in the principal amount of $9,870 ($13,000 CAD) was converted by the holder to 173,333 units with a fair value of $8,840. The Company recognized a loss on the conversion of the debt of $1,030 and a derivative liability of $7,647 for the warrants attached to the units.

On March 8, 2021, the Company amended the terms of the convertible debentures such that any warrants issued with the units upon the conversion of the debentures is exercisable at US$0.10 per share.

On March 8, 2021, the debt in the principal amount of $89,198 ($112,500 CAD) was converted to 1,500,000 units with a fair value of $439,485. The Company recognized a loss on extinguishment of debt of $52,904.

On March 30, 2021, the debt in the principal amount of $29,528 ($37,500 CAD) and an accrued interest of $12,000 was converted to 660,000 units with a fair value of $162,360. The company recognized a loss on extinguishment of debt of $26,437.

A continuity of convertible debt and the embedded derivative conversion feature for the year ended December 31, 2021 is as follows:

	Host debt instrument	Embedded conversion feature	Total
Balance, January 1, 2020	$48,033	$79,458	$127,491
Extinguished during the period	(60,213)	(30,051)	(90,264)
Re-issued during the period	120,295	-	120,295
Allocated to derivative	(120,295)	120,295	-
Accretion	34,586	-	34,586
Change in fair value of derivative	-	(81,713)	(81,713)
Conversion	(9,870)	(7,647)	(17,517)
Foreign currency translation change	(1,509)	-	(1,509)
Balance, December 31, 2020	11,027	80,342	91,369
Accretion	19,943	-	19,943
Conversion	(30,970)	(80,342)	(111,312)
Balance, December 31, 2021	$-	$-	$-